Summary of Significant Accounting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2019
Summary Of Significant Accounting Policies [Line Items]
Description of evaluating factors in relation to available for sale securities		If the fair value of the security is 20 percent or more below its original cost for an extended period of time (generally for a period of up to six months)
Percentage of other-than-temporary fair value of security		20.00%
Accounting Standards Update 2016-01
Summary Of Significant Accounting Policies [Line Items]
Reclassification of accumulated other comprehensive income classified as available-for-sale to retained earnings		¥ 15,526
Software to be sold, leased or otherwise marketed
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets		3 years
Minimum | Subsequent event | Accounting Standards Update 2016-02 [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated increase in right to use assets upon adoption of accounting pronouncement	¥ 300,000
Minimum | Buildings
Summary Of Significant Accounting Policies [Line Items]
Useful lives for depreciation		2 years
Minimum | Machinery, equipment and others
Summary Of Significant Accounting Policies [Line Items]
Useful lives for depreciation		2 years
Minimum | Patent rights; know-how; license agreements; trademarks; software to be sold, leased or otherwise marketed, and internal-use software
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets		3 years
Minimum | Customer relationships, music catalogs, artist contracts and television carriage contracts (broadcasting agreements)
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets		10 years
Maximum | Subsequent event | Accounting Standards Update 2016-02 [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated increase in right to use assets upon adoption of accounting pronouncement	¥ 350,000
Maximum | Buildings
Summary Of Significant Accounting Policies [Line Items]
Useful lives for depreciation		50 years
Maximum | Machinery, equipment and others
Summary Of Significant Accounting Policies [Line Items]
Useful lives for depreciation		10 years
Maximum | Patent rights; know-how; license agreements; trademarks; software to be sold, leased or otherwise marketed, and internal-use software
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets		10 years
Maximum | Customer relationships, music catalogs, artist contracts and television carriage contracts (broadcasting agreements)
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets		44 years